Utility Plant and Leases - Schedule of Future Minimum Lease Payments for Operating Leases (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leased Assets [Line Items]
2019	$ 10,951
2020	8,019
2021	6,059
2022	5,326
2023	3,760
Thereafter	10,688
Total minimum lease payments	44,803
Natural Gas Operations
Operating Leased Assets [Line Items]
2019	898
2020	363
2021	299
2022	163
2023	79
Thereafter	177
Total minimum lease payments	1,979
Centuri
Operating Leased Assets [Line Items]
2019	10,053
2020	7,656
2021	5,760
2022	5,163
2023	3,681
Thereafter	10,511
Total minimum lease payments	$ 42,824